Components of Lease Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Leases [Abstract]
Operating lease cost	$ 6,968	$ 5,524	$ 3,555
Finance lease cost:
Amortization of right-of-use assets	5,403	3,408	1,800
Interest on lease liabilities	2,547	1,417	734
Total finance lease cost	$ 7,950	$ 4,825	$ 2,534